Annual Total Returns - FidelityHealthSavingsFund-KPRO - FidelityHealthSavingsFund-KPRO - Fidelity Health Savings Fund	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Mar. 02, 2020
Fidelity Health Savings Fund - Class K
Bar Chart Table:
Annual Return 2021	5.48%